Loans and Allowance for Loan Losses, Non-accrual Loans, by Loan Class (Details) - USD ($) $ in Thousands	Dec. 31, 2016	Dec. 31, 2015
Non accrual loans by loan class [Abstract]
Total non-accrual loans	$ 25,018	$ 28,212
Restructured real estate mortgages - 1 to 4 family	42	48
Total nonperforming loans	25,060	28,260
Other real estate owned	3,500	5,400
Residential Real Estate [Member]
Non accrual loans by loan class [Abstract]
Non accrual residential mortgage loans in the process of foreclosure	12,500	13,200
Commercial [Member] | Commercial Real Estate [Member]
Non accrual loans by loan class [Abstract]
Total non-accrual loans	1,843	3,024
Commercial [Member] | Other [Member]
Non accrual loans by loan class [Abstract]
Total non-accrual loans	0	0
Real Estate Mortgage - 1 to 4 Family [Member] | First Mortgages [Member]
Non accrual loans by loan class [Abstract]
Total non-accrual loans	19,386	20,976
Real Estate Mortgage - 1 to 4 Family [Member] | Home Equity Loans [Member]
Non accrual loans by loan class [Abstract]
Total non-accrual loans	95	212
Real Estate Mortgage - 1 to 4 Family [Member] | Home Equity Lines of Credit [Member]
Non accrual loans by loan class [Abstract]
Total non-accrual loans	3,646	3,902
Installment [Member]
Non accrual loans by loan class [Abstract]
Total non-accrual loans	48	98
New York and Other States [Member]
Non accrual loans by loan class [Abstract]
Total non-accrual loans	23,089	26,387
Restructured real estate mortgages - 1 to 4 family	42	48
Total nonperforming loans	23,131	26,435
New York and Other States [Member] | Commercial [Member] | Commercial Real Estate [Member]
Non accrual loans by loan class [Abstract]
Total non-accrual loans	1,843	3,024
New York and Other States [Member] | Commercial [Member] | Other [Member]
Non accrual loans by loan class [Abstract]
Total non-accrual loans	0	0
New York and Other States [Member] | Real Estate Mortgage - 1 to 4 Family [Member] | First Mortgages [Member]
Non accrual loans by loan class [Abstract]
Total non-accrual loans	17,727	19,488
New York and Other States [Member] | Real Estate Mortgage - 1 to 4 Family [Member] | Home Equity Loans [Member]
Non accrual loans by loan class [Abstract]
Total non-accrual loans	95	212
New York and Other States [Member] | Real Estate Mortgage - 1 to 4 Family [Member] | Home Equity Lines of Credit [Member]
Non accrual loans by loan class [Abstract]
Total non-accrual loans	3,376	3,573
New York and Other States [Member] | Installment [Member]
Non accrual loans by loan class [Abstract]
Total non-accrual loans	48	90
Florida [Member]
Non accrual loans by loan class [Abstract]
Total non-accrual loans	1,929	1,825
Restructured real estate mortgages - 1 to 4 family	0	0
Total nonperforming loans	1,929	1,825
Florida [Member] | Commercial [Member] | Commercial Real Estate [Member]
Non accrual loans by loan class [Abstract]
Total non-accrual loans	0	0
Florida [Member] | Commercial [Member] | Other [Member]
Non accrual loans by loan class [Abstract]
Total non-accrual loans	0	0
Florida [Member] | Real Estate Mortgage - 1 to 4 Family [Member] | First Mortgages [Member]
Non accrual loans by loan class [Abstract]
Total non-accrual loans	1,659	1,488
Florida [Member] | Real Estate Mortgage - 1 to 4 Family [Member] | Home Equity Loans [Member]
Non accrual loans by loan class [Abstract]
Total non-accrual loans	0	0
Florida [Member] | Real Estate Mortgage - 1 to 4 Family [Member] | Home Equity Lines of Credit [Member]
Non accrual loans by loan class [Abstract]
Total non-accrual loans	270	329
Florida [Member] | Installment [Member]
Non accrual loans by loan class [Abstract]
Total non-accrual loans	$ 0	$ 8